Business and Liquidity (Q1)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Liquidity
Note 1 — Business and Liquidity

(a)	Organization and description of business

Synthesis Energy Systems, Inc. (referred to herein as “we”, “us”, and “our”), together with its wholly-owned and majority-owned controlled subsidiaries, is a global clean energy company that owns proprietary technology, SES Gasification Technology (“SGT”), for the low-cost and environmentally responsible production of synthesis gas (referred to as “syngas”).  Syngas is used to produce a wide variety of high-value clean energy and chemical products, such as synthetic natural gas, power, methanol, and fertilizer.  Our focus has been on commercializing SGT both in China and globally through the regional business platforms we have created with partners in Australia, via Australia Future Energy Pty Ltd (“AFE”), in Poland, via SES EnCoal Energy sp. z o.o (“SEE”) and in China, via Tianwo-SES Clean Energy Technologies Limited (“TSEC Joint Venture”).

Over the past twelve years, we have successfully commercialized SGT primarily through our efforts in China where, between 2006 and 2016, we invested in and built two commercial scale gasification projects together with Chinese partners and sub-licensed the SGT into three additional projects in China.  In the aggregate, we have completed five commercial scale indutsrtial projects in China over a ten-year period, in which the projects utilize twelve SES proprietary SGT systems.  We believe the completion of these projects in China propelled SGT into a globally recognized gasification technology.

In 2014, we undertook efforts to expand into other regions of the world and created AFE, a joint venture with partners Ambre Investments PTY Limited (“Ambre”) in Australia, and in 2017, created SEE in Poland, with its partners from EnInvestments sp. z o.o.  These regions are ideal locations for industrial projects utilizing the SGT due to high energy prices and limited access to affordable natural gas, combined with an abundance of low-quality, low-cost coal resources, renewable biomass and municipal solid wastes.

Australia’s lack of both domestic gas and a uniform energy policy has created a shortage of reliable energy supply and rising consumer prices, creating a need and demand for more environmentally friendly and cleaner energy solutions.  AFE was established for the purpose of building large-scale vertically integrated projects using SGT to produce syngas used in manufacturing fuel gas, synthetic natural gas, agricultural and other chemicals, transportation fuels, explosives and for power generation and also to secure ownership positions in local resources, such as coal and biomass.  AFE is able to leverage the unique flexible feedstock capability of SGT to build industrial projects with low production costs that can also reduce carbon dioxide emissions and support Australian industry and regional growth.

Since its formation, AFE has made significant commercial progress, creating Batchfire Resources Pty Ltd (“BFR”), which acquired one of the largest operating coal mines in Queensland, acquiring a coal resource mine development lease near Pentland, Queensland, and advancing the development of its flagship Gladstone Project.  The AFE business underpins the future value of the Company and, to that end, on October 10, 2019, we and AFE entered into a definitive agreement to merge the two entities, among other transactions, as described further in Note 13 – Subsequent Events – The Proposed Merger with AFE.

We operate our business from our headquarters located in Houston, Texas and our offices in Shanghai, China.

(b)	Liquidity, Management’s Plan and Going Concern

As of September 30, 2019, we had $0.4 million in cash and cash equivalents and negative $0.8 million in working capital.

As of January 10, 2020, we had $0.4 million in cash and cash equivalents. Of the $0.4 million in cash and cash equivalents, $347,000 resides in the United States or easily accessed foreign countries and approximately $40,000 resides in China.

We have determined that we do not have adequate cash to continue the commercialization of SGT due primarily to our inability to realize financial results from our two investments into projects in China as well as our inability to quickly develop alternative technology income sources in Australia, Poland or other global regions.  As a result, we suspended our global SGT commercialization efforts, we ceased providing funds for project developments and we continue to explore the divesting of assets such as our Yima and TSEC Joint Ventures and we formed a special committee of the board of directors to evaluate financing and restructuring alternatives.  On October 10, 2019, we announced the proposed merger with AFE described above and the acquisition of additional ownership in BFR.

As a result of our efforts evaluating financing and strategic options, on October 10, 2019 we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AFE as described further in Note 13 – Subsequent Events – The Proposed Merger with AFE.  Currently our focus is on completing the steps to complete the Merger, which include but not limited to, (i) completion of all Company required filings, (ii) curing the NASDAQ listing requirement deficiencies, (iii) completion of the Form S-4 and Proxy related to the merger, (iv) completion of the Bactchfire Share Exchange pre-emptive rights process and (v) all other tasks required to complete the Merger.

In connection with the entry into the Merger Agreement, we entered into a securities purchase and exchange agreements (each, a “New Purchase Agreements”) with each of the existing holders of its 11% senior secured debentures issued in October 2017 (the “Debentures”), whereby each of the holders agreed to exchange their Debentures and accompanying warrants (the “Debenture Warrants”) for new debentures (the “New Debentures”) and warrants (the “New Warrants”), and certain of the holders agreed to provide $2,000,000 of additional debt financing (the “Interim Financing”).  Pursuant to the New Purchase Agreements, the Company also issued $2,000,000 of 11% senior secured debentures (the “Merger Debentures”) to certain accredited investors, along with warrants to purchase $4,000,000 of shares of Common Stock, half of which were Series A Common Stock Purchase Warrants (the “Series A Merger Warrants”) and half of which were Series B Common Stock Purchase Warrants (the “Series B Merger Warrants” and, together with the Series A Merger Warrants, the “Merger Warrants”), as part of the Interim Financing.  The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company stockholder approval of the Merger, and (iii) $500,000 within two business days of Company stockholder approval of the Merger.  The terms of the Merger Debentures are the same as the New Debentures.  The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

As compensation for its services, the Company will pay to T.R. Winston & Company, LLC (the “Placement Agent”): (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures, as defined below); and (ii) a warrant to purchase 100,000 shares of Common Stock (the “New Placement Agent Warrants”).  We have also agreed to reimburse certain expenses of the Placement Agent.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

The Company has also loaned $350,000 of the proceeds from the Merger Debentures to AFE to assist AFE in financing its business through the closing of the Merger. The loan is subject to interest at the rate of 11% per annum payable in full on the repayment date in conjunction with the repayment of the principal amount. The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.

On October 24, 2019 we entered into a loan agreement with AFE whereby we loaned a portion of the $2.0 million proceeds received under the New Purchase Agreements. Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions. The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest in certain limited circumstances.

We can make no assurances that the proposed Merger will be completed on a timely basis or at all.  We may also need to raise additional capital through equity and debt financing to complete the Merger or to otherwise strength our balance for our corporate general and administrative expenses. We cannot provide any assurance that any financing will be available to us in the future on acceptable terms or at all.  Any such financing could be dilutive to our existing stockholders.  In addition, we may be forced to seek relief to avoid or end insolvency through other proceedings including bankruptcy.  Based on the historical negative cash flows and the continued limited cash inflows in the period subsequent to year end there is substantial doubt about the Company’s ability to continue as a going concern.

Note 1 — Business and Liquidity

(a)  Organization and description of business

Synthesis Energy Systems, Inc. (referred to herein as “we”, “us” and “our”), together with its wholly-owned and majority-owned controlled subsidiaries is a global clean energy company that owns proprietary technology, SES Gasification Technology (“SGT”), for the low-cost and environmentally responsible production of synthesis gas (referred to as the “syngas”).  Syngas is used to produce a wide variety of high-value clean energy and chemical products, such as synthetic natural gas, power, methanol, and fertilizer.  Our focus has been on commercializing our technology both in China and globally through the regional business platforms we have created with partners in Australia, via Australia Future Energy Pty Ltd (“AFE”), in Poland, via SES EnCoal Energy sp. zo. o (“SEE”) and in China, via Tianwo-SES Clean Energy Technologies Limited (“TSEC Joint Venture”).

Over the past twelve years, we have successfully commercialized SGT primarily through our efforts in China where, between 2006 and 2016, we invested in and built two commercial scale gasification projects together with Chinese partners and sub-licensed the SGT into three additional projects in China.  In the aggregate, we have completed five commercial scale industrial projects in China over a ten-year period, in which the projects utilize twelve SES proprietary SGT systems.  We believe the completion of these projects in China propelled SGT into a globally recognized gasification technology.

In 2014, we undertook efforts to expand into other regions of the world and created AFE, a  joint venture with partners Ambre Investments PTY Limited (“Ambre”) in Australia, and in 2017, created SEE in Poland, with its partners from EnInvestments sp. z o.o.  These regions are ideal locations for industrial projects utilizing the SGT due to high energy prices and limited access to affordable natural gas, combined with an abundance of low-quality, low-cost coal resources, renewable biomass and municipal solid wastes.

Australia’s lack of both domestic gas and a uniform energy policy has created a shortage of reliable energy supply and rising consumer prices, creating a need and demand for more environmentally friendly and cleaner energy solutions.  AFE was established for the purpose of building large-scale vertically integrated projects using SGT to produce syngas used in manufacturing fuel gas, synthetic natural gas, agricultural and other chemicals, transportation fuels, explosives and for power generation and also to secure ownership positions in local resources, such as coal and biomass.  AFE is able to leverage the unique flexible feedstock capability of SGT to build industrial projects with low production costs that can also reduce carbon dioxide emissions and support Australian industry and regional growth.

Since its formation, AFE has made significant commercial progress, creating Batchfire Resources Pty Ltd (“BFR”), which acquired one of the largest operating coal mines in Queensland, acquiring a coal resource mine development lease near Pentland, Queensland, and advancing the development of its flagship Gladstone Energy and Ammonia Project (the “Gladstone Project”).  The AFE business underpins the future value of the Company and, to that end, on October 10, 2019, we and AFE entered into a definitive agreement to merge the two entities, among other transactions.

We have determined that we did not have adequate cash to continue the commercialization of SGT due primarily to our inability to realize financial results from our two investments into projects in China and three technology licensed projects in China as well as our inability to quickly develop alternative technology income sources in Australia, Poland and other global regions.  As a result, in our fiscal third quarter and the current quarter, we have suspended our global SGT commercialization efforts, we undertook operating expense reductions, we ceased providing funds to project developments as we continue to explore the divesting of assets such as our Yima and TSEC Joint Ventures and we formed a special committee of the board of directors to evaluate financing and restructuring alternatives.  On October 10, 2019, we announced the proposed merger with AFE and the acquisition of additional ownership in BFR.

On March 1, 2019, DeLome Fair resigned as President and Chief Executive Officer, principal financial officer and as a director on the Board of Directors.  Robert Rigdon, Vice Chairman of the Board and former President and Chief Executive Officer of the Company succeeded Ms. Fair as President, Chief Executive Officer and principal financial officer.

On May 16, 2019, we received a notice of noncompliance from the Listing Qualifications Staff of the Nasdaq Stock Market (“NASDAQ”) indicating that the Company was not compliant with the minimum stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1) for continued listing on the Nasdaq Capital Market because the Company’s stockholders’ equity, as reported in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2019, was below the required minimum of $2.5 million. This notice had no immediate effect on the Company’s listing.  NASDAQ had provided the Company 45 calendar days or until July 1, 2019 to submit a plan of compliance in order to maintain the listing.  We submitted a plan of compliance to NASDAQ addressing how we intended to regain compliance with Nasdaq Listing Rule 5550(b) within 180 days of notification, or by November 12, 2019. The plan of compliance submitted by the Company was accepted by NASDAQ on July 29, 2019.  Subsequent NASDAQ communications after June 30, 2019 are discussed in Note 16 – Subsequent Events – Other Subsequent Events.

We operate our business from our headquarters located in Houston, Texas and our offices in Shanghai, China.

(b)  Liquidity, Management’s Plan and Going Concern

As of June 30, 2019, we had $0.9 million in cash and cash equivalents and $34,000 of working capital.

As of January 10, 2020, we had $0.4 million in cash and cash equivalents.  Of the $0.4 million in cash and cash equivalents, $347,000 resides in the United States or easily access foreign countries and approximately $40,000 resides in China.

We have determined that we did not have adequate cash to continue the commercialization of SGT due primarily to our inability to realize financial results from our two investments into projects in China and three technology licensed projects in China as well as our inability to quickly develop alternative technology income sources in Australia, Poland and other global regions. As a result, in our fiscal third quarter and the current quarter, we have suspended our global SGT commercialization efforts, we undertook operating expense reductions, we ceased providing funds to project developments as we continue to explore the divesting of assets such as our Yima and TSEC Joint Ventures and we formed a special committee of the board of directors to evaluate financing and restructuring alternatives.

On March 29, 2019, our Board of Directors engaged Clarksons Platou Securities, Inc. (“CPS”) to act as our financial advisors to advise us as we conducted a process to evaluate financing options and strategic alternatives such as but not limited to a strategic merger, a sale, a recapitalization and/or a financing consisting of equity and/or debt securities focused on maximizing shareholder value and protecting the interests of our debtholders.

As a result of our efforts evaluating financing and strategic options, on October 10, 2019 we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AFE as described further in Note 16 – Subsequent Events – The Proposed Merger with AFE.  Currently our focus is on completing the steps required to complete the merger, which include but are not limited to, (i) completion of all Company required filings, (ii) curing the NASDAQ listing requirement deficiencies, (iii) completion of the form S-4 and Proxy related to the merger, (iv) completion of the Batchfire Share Exchange pre-emptive rights process and (v) all other tasks required to complete the merger.

In connection with the entry into the Merger Agreement, the Company entered into a securities purchase and exchange agreements (each, a “New Purchase Agreements”) with each of the existing holders of its 11% senior secured debentures issued in October 2017 (the “Debentures”), whereby each of the holders agreed to exchange their Debentures and accompanying warrants (the “Debenture Warrants”) for new debentures (the “New Debentures”) and warrants (the “New Warrants”), and certain of the holders agreed to provide $2,000,000 of additional debt financing (the “Interim Financing”).  Pursuant to the New Purchase Agreements, the Company also issued $2,000,000 of 11% senior secured debentures (the “Merger Debentures”) to certain accredited investors, along with warrants to purchase $4,000,000 of shares of Common Stock, half of which were Series A Common Stock Purchase Warrants (the “Series A Merger Warrants”) and half of which were Series B Common Stock Purchase Warrants (the “Series B Merger Warrants” and, together with the Series A Merger Warrants, the “Merger Warrants”), as part of the Interim Financing.  The Company shall receive the $2,000,000 pursuant to the Merger Debentures according to the following schedule: (i) $1,000,000 on or before October 14, 2019, (ii) $500,000 upon the filing of the proxy statement for the Company stockholder approval of the Merger, and (iii) $500,000 within two business days of Company stockholder approval of the Merger.  The terms of the Merger Debentures are the same as the New Debentures.  The Merger Debentures are intended to assist the Company in financing its business through the closing of the Merger.

As compensation for its services, the Company will pay to T.R. Winston & Company, LLC (the “Placement Agent”): (i) a cash fee of $140,000 (representing an aggregate fee equal to 7% of the face amount of the Merger Debentures, as defined below); and (ii) a warrant to purchase 100,000 shares of Common Stock (the “New Placement Agent Warrant”).  We have also agreed to reimburse certain expenses of the Placement Agent.

The Company has also loaned $350,000 of the proceeds from the Merger Debentures to AFE to assist AFE in financing its business through the closing of the Merger. The loan is subject to interest at the rate of 11% per annum payable in full on the repayment date in conjunction with the repayment of the principal amount. The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.

The $1,000,000 scheduled payment on or before October 14, 2019 was subsequently received less certain legal costs and escrow fees in the amount of $966,000.

On October 24, 2019 we entered into a loan agreement with AFE whereby we loaned a portion of the $2.0 million proceeds received under the New Purchase Agreements. Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions. The loan accrues interest at 11% per annum and is also due in full upon repayment, subject to an increased default interest in certain limited circumstances.

We can make no assurances that the Merger will be completed on a timely basis or at all.  In addition, we may be forced to seek relief to avoid or end insolvency through other proceedings including bankruptcy.  Based on the historical negative cash flows and the continued limited cash inflows in the period subsequent to year end there is substantial doubt about the Company’s ability to continue as a going concern.